Lease obligations - Schedule of lease obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Lease liabilities [abstract]
Balance	$ 152,619	$ 183,424
Add: Interest Expense	10,367	11,480
Less: Lease Payments	(39,993)	(42,285)
Effects of foreign exchange	2,969
Balance	125,962	152,619
Current	46,842	42,285	$ 40,875	$ 0
Non-current	$ 79,120	$ 110,334	$ 142,549	$ 0